Retirement benefits - Status of the defined benefit pension plans and other retirement benefits plans, in the aggregate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Retirement liabilities	$ (101)
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	17
Employer contributions	37	$ 43
Net defined benefit (liability) asset	31	17
Retirement assets	55	65
Impact of minimum funding requirement	(3)	(3)
Retirement assets	52	61
Retirement liabilities	(83)	(78)
Net defined benefit (liability) asset	31	17
Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	678	791
CPP acquisition	0	(10)
Service cost	33	41
Finance cost on obligation	(34)	(36)
Benefits paid	(27)	(34)
Actuarial gain due to change in financial assumptions	(24)	(12)
Actuarial loss due to demography/experience	1	4
Settlement	0	(101)
Other	2	(3)
Foreign exchange	31	(55)
Net defined benefit (liability) asset	729	678
Net defined benefit (liability) asset	729	678
Pension defined benefit plans | Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	(664)	(786)
CPP acquisition	0	11
Finance cost on obligation	32	35
Actual return on plan assets, net of finance income	(2)	5
Employer contributions	7	21
Benefits paid	27	34
Refund of excess contributions	(5)	(3)
Settlement	0	(102)
Other	0	(1)
Foreign exchange	30	(55)
Net defined benefit (liability) asset	(700)	(664)
Net defined benefit (liability) asset	(700)	(664)
Other Post-Employment Defined Benefit Plans
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	19
Employer contributions	1	1
Net defined benefit (liability) asset	19	19
Retirement assets	0	0
Impact of minimum funding requirement	0	0
Retirement assets	0	0
Retirement liabilities	(19)	(19)
Net defined benefit (liability) asset	19	19
Other Post-Employment Defined Benefit Plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	19	17
CPP acquisition	0	(3)
Service cost	0	0
Finance cost on obligation	(1)	(1)
Benefits paid	(1)	(1)
Actuarial gain due to change in financial assumptions	0	0
Actuarial loss due to demography/experience	0	0
Settlement	0	0
Other	0	1
Foreign exchange	1	(2)
Net defined benefit (liability) asset	19	19
Net defined benefit (liability) asset	19	19
Other Post-Employment Defined Benefit Plans | Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	0	0
CPP acquisition	0	0
Finance cost on obligation	0	0
Actual return on plan assets, net of finance income	0	0
Employer contributions	1	1
Benefits paid	1	1
Refund of excess contributions	0	0
Settlement	0	0
Other	0	0
Foreign exchange	0	0
Net defined benefit (liability) asset	0	0
Net defined benefit (liability) asset	$ 0	$ 0